Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Operating Segments

The following table presents revenue by type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$10,491,544	$5,421,288	$444,169
Products sales	3,910,921	-	-
Media advertising revenue	1,921,132	-	-
Total	$16,323,597	$5,421,288	$444,169

The following table presents cost of revenue by revenue type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$9,613,466	$4,815,257	$395,405
Sale of smart home products and materials	3,399,797	-	-
Advertising	1,896,983	-	-
Total	$14,910,246	$4,815,257	$395,405

The following table presents gross margin by revenue type for the years ended December 31, 2017, 2016 and 2015, respectively.

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Home improving and furnishing projects	$878,078	$606,631	$48,764
Sale of smart home products and materials	511,124	-	-
Advertising	24,149	-	-
Total	$1,413,351	$606,031	$48,764